DESCRIPTION OF BUSINESS - Liquidity and Capital Resources (Details) $ / shares in Units, ¥ in Millions			1 Months Ended		12 Months Ended
	Jan. 07, 2026 D $ / shares	Jul. 31, 2023 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($) subsidiary installment item $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 CNY (¥) subsidiary installment item	May 12, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Mar. 31, 2023 $ / shares	May 31, 2022 USD ($)	May 31, 2022 CNY (¥)
Description of Business and Basis of Presentation
Number of wholly owned subsidiaries | subsidiary					2				2
Common stock par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001						$ 0.0001
Accumulated deficit					$ (748,133,000)	$ (700,075,000)
Net loss					(48,058,000)	(39,258,000)	$ (26,259,000)
Cash outflow for operating activities					(20,754,000)	(29,224,000)	$ (19,967,000)
Current assets, net					36,200,000
Payments to acquire equity investments					$ 1,624,000	$ 1,370,000
Precision Autoimmune Therapeutics Co., Ltd
Description of Business and Basis of Presentation
Number of investors | item					2				2
Equity ownership (as a percent)					19.8876%				19.8876%
Aggregate consideration for equity investment					$ 8,100,000				¥ 56.8				$ 3,000,000	¥ 20.0
Equity Method Investment, Aggregate Number Of Installments | installment					5				5
Payments to acquire equity investments			$ 5,100,000	¥ 35.4
Sublicensing revenue from a related party								$ 5,000,000
Subsequent event
Description of Business and Basis of Presentation
Common stock par value (in dollars per share) | $ / shares	$ 0.0001
Dr. Wei Wu He | Related Party | Director | Subsequent event
Description of Business and Basis of Presentation
Proposed purchase price per share | $ / shares	$ 1.15
Premium percentage over average closing price	30.00%
Threshold consecutive tradings days for computing average closing price | D	30
Disposal Group, Held-for-Sale or Disposed of by sale, not discontinued operations | Kaixin Pharmaceuticals Inc | Target companies
Description of Business and Basis of Presentation
Disposal group, ownership percentage										100.00%
Disposal group, including discontinued operation, consideration										$ 20,000,000
Liabilities of disposal group including discontinued operation										$ 20,000,000
License of FOLOTYN | License Agreement with Mundipharma International Corporation Limited
Description of Business and Basis of Presentation
License agreement, amount payable		$ 12,000,000
License agreement, one time payment, payable upon completion of quality audit		2,000,000
CASI China & Hongkong | Precision Autoimmune Therapeutics Co., Ltd
Description of Business and Basis of Presentation
Aggregate consideration for equity investment | ¥											¥ 28.4
CASI China & Hongkong | License of FOLOTYN | License Agreement with Mundipharma International Corporation Limited
Description of Business and Basis of Presentation
License agreement, one time payment, payable upon completion of quality audit		$ 2,000,000
Percentage of net sales		10.00%
License agreement, aggregate amount payable in quarterly installment		$ 8,000,000
License agreement, amount payable on completion of audit and deferred quarterly payments becomes due immediately upon event of non payment		10,000,000
CASI China & Hongkong | License of FOLOTYN | License Agreement with Mundipharma International Corporation Limited | Minimum
Description of Business and Basis of Presentation
Sublicensing revenue from a related party		$ 30,000,000